NOTE PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
NOTE PAYABLE
NOTE PAYABLE

NOTE 8 — NOTE PAYABLE

On April 17, 2020, LMC entered into a Promissory Note with The Huntington National Bank, which provides for a loan in the amount of $1 million (the “PPP Loan”) pursuant to the Paycheck Protection Program under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”). The PPP Loan has a two-year term and bears interest at a rate of 1.0% per annum. Monthly principal and interest payments are deferred for six months after the date of disbursement. The PPP Loan may be prepaid at any time prior to maturity with no prepayment penalties. The Paycheck Protection Program provides that the PPP Loan may be partially or wholly forgiven if the funds are used for certain qualifying expenses as described in the CARES Act.

During the quarter ended September 30, 2020, the Company entered into a “Placement Agency Agreement” with Maxim Group, LLC. Pursuant to the terms of the agreement, the Company issued “Convertible Promissory Notes” to a series of investors for proceeds worth $38.7 million net of transaction costs. During the year ended December 31, 2020, the Company recorded $0.3 million of interest related to the Convertible Promissory Notes. In connection with the Closing described in Note 1, the Company issued an aggregate of approximately 4 million shares of Class A common stock in exchange for the Convertible Promissory Notes which we reflected as a noncash transaction on the consolidated statement of cash flow.

NOTE PAYABLE

NOTE 5 — NOTE PAYABLE

On April 17, 2020, LMC entered into a Promissory Note with The Huntington National Bank, which provides for a loan in the amount of $1 million (the “PPP Loan”) pursuant to the Paycheck Protection Program under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”). The PPP Loan has a two-year term and bears interest at a rate of 1.0% per annum. Monthly principal and interest payments are deferred for six months after the date of disbursement. The PPP Loan may be prepaid at any time prior to maturity with no prepayment penalties. The Paycheck Protection Program provides that the PPP Loan may be partially or wholly forgiven if the funds are used for certain qualifying expenses as described in the CARES Act.